Summary of significant accounting policies - Past due days credit quality (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	¥ 5,534,864,653	$ 791,475,119	¥ 5,004,137,624
Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	5,534,864,653	791,475,119	5,004,137,624
Loans facilitated in 2023 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans			1,396,584
Loans facilitated in 2024 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	4,609,783	659,190	5,002,741,040
Loans Facilitated In 2025 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	5,530,254,870	790,815,929
Not past-due
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	5,439,882,088	777,892,792	4,927,935,321
Not past-due | Loans facilitated in 2023 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans			306,140
Not past-due | Loans facilitated in 2024 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	3,035,546	434,077	4,927,629,181
Not past-due | Loans Facilitated In 2025 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	5,436,846,542	777,458,715
1 - 30 Days
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	54,479,407	7,790,452	48,168,311
1 - 30 Days | Loans facilitated in 2023 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans			443,897
1 - 30 Days | Loans facilitated in 2024 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	511,986	73,213	47,724,414
1 - 30 Days | Loans Facilitated In 2025 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	53,967,421	7,717,239
30 - 60 Days
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	40,503,158	5,791,875	28,033,992
30 - 60 Days | Loans facilitated in 2023 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans			646,547
30 - 60 Days | Loans facilitated in 2024 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	1,062,251	151,900	¥ 27,387,445
30 - 60 Days | Loans Facilitated In 2025 | Xiaoying Credit Loans
Financing Receivable, Past Due [Line Items]
Loans receivable from Xiaoying Credit Loans and other loans	¥ 39,440,907	$ 5,639,975